Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue
Cost of revenue
Gross Profit
Operating expenses:
Research and Development	(5,510)	(6,015)	(4,007)
Operating Expenses	(4,417)	(4,601)	(5,872)
Total operating expenses	(9,927)	(10,616)	(9,879)
Loss from operations	(9,927)	(10,616)	(9,879)
Other income/(expense):
Finance Income/(expense)	(12)	(12)	(12)
Loss from operations before income taxes	(9,939)	(10,628)	(9,891)
Income tax provision	1,945	1,912	121
Loss for the year	(7,994)	(8,716)	(9,770)
Other Comprehensive loss:
Currency translation	(20)	70	650
Comprehensive loss	$ (8,014)	$ (8,646)	$ (9,120)
Basic and diluted loss per share attributable to common shareholders	$ (0.06)	$ (0.09)	$ (0.11)